Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Intangible Assets [Abstract]
Intangible Assets

Note 6 — Intangible Assets

Intangible assets consisted of the following:

	Estimated Useful Lives (in Years)	September 30, 2022	December 31, 2021
Customer contracts	10	$17,288,770	$9,859,499
Intellectual property	10	385,199	—
Developed technology	15	1,570,000	1,570,000
Non-compete agreements	3	1,595,530	810,000
Patents	5	230,000	230,000
Tradename	15	2,010,000	2,010,000
Licenses agreements	5	584,220	584,220
Total intangible assets		23,663,719	15,063,719
Less: amortization		(1,796,148)	(642,819)
Intangibles, net		$21,867,571	$14,420,900

Amortization for the nine months ended September 30, 2022 and 2021 was $1,148,603 and $41,462, respectively, reflected in depreciation and amortization expense in the accompanying condensed consolidated statement of operations.

The future amortization is as follows:

Years Ending December 31:
2022 (remainder of year)	$616,285
2023	2,465,141
2024	2,465,141
2025	2,378,859
2026	2,149,226
Thereafter	11,793,980
Total	$21,867,571

Note 6 — Intangible Assets

Intangible assets consisted of the following at December 31:

	Estimated Useful Lives (in Years)	2021	2020
Customer contracts	10	$9,859,499	$442,262
Developed technology	15	1,570,000	—
Non-compete agreements	3	810,000	—
Patents	5	230,000	—
Tradename	15	2,010,000	—
Licenses agreements	5	584,220	—
Total intangible assets		15,063,917	442,262
Less: amortization		(642,819)	(156,635)
Intangibles, net		$14,420,900	$285,627

Amortization (included in depreciation and amortization expense) for the years ended December 31, 2021 and 2020 was $486,184 and $57,853, respectively.

The future amortization is as follows:

Years Ending December 31:
2022	$1,421,692
2023	1,421,850
2024	1,421,850
2025	1,421,850
2026	1,367,937
Thereafter	7,365,721
Total	$14,420,900